ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2023
Credit Loss [Abstract]
SCHEDULE OF ACCOUNT RECEIVABLES

The gross and realizable value of accounts receivable are detailed as follows:

	December 31,
	2023	2022
	(in thousands)
Accounts receivable	$49,695	$44,925
Allowance for credit losses	(14,979)	(14,067)
Total	$34,716	$30,858

SCHEDULE OF CHANGES IN ALLOWANCES FOR CREDIT LOSSES

Changes in allowances for credit losses consisted of:

Allowance for
Credit Losses
(in thousands)
Balance at December 31, 2021	$(15,737)
Current period provision for expected credit losses	(150)
Foreign currency exchange adjustments	1,820
Balance at December 31, 2022	$(14,067)
Current period provision for expected credit losses	(87)
Foreign currency exchange adjustments	(825)
Balance at December 31, 2023	$(14,979)